SIGNIFICANT ACCOUNTING POLICIES - Schedule of Consolidated Financial Statements and Subsidiaries (Details) - Inspira Medical. Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Condensed Financial Statements, Captions [Line Items]
Country of Incorporation	Israel
Percentage Owned	100.00%	0.00%